Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	3,074	3,101	3,008
Weighted average remaining contractual life (years)	6 years 3 months 7 days
Weighted average exercise price (in CAD per share)	$ 42.36	$ 37.06	$ 33.88
$18.00 to $24.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	407
Weighted average remaining contractual life (years)	2 years 1 month 28 days
Weighted average exercise price (in CAD per share)	$ 21.53
$18.00 to $24.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	18.00
$18.00 to $24.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 24.00
$24.01 to $30.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	176
Weighted average remaining contractual life (years)	3 years 1 month 28 days
Weighted average exercise price (in CAD per share)	$ 28.20
$24.01 to $30.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	24.01
$24.01 to $30.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 30.00
$30.01 to $35.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	82
Weighted average remaining contractual life (years)	8 months 19 days
Weighted average exercise price (in CAD per share)	$ 31.03
$30.01 to $35.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	30.01
$30.01 to $35.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 35.00
$35.01 to $45.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	794
Weighted average remaining contractual life (years)	5 years 3 months 15 days
Weighted average exercise price (in CAD per share)	$ 39.50
$35.01 to $45.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	35.01
$35.01 to $45.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 45.00
$45.01 to $53.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	1,615
Weighted average remaining contractual life (years)	8 years 4 months 24 days
Weighted average exercise price (in CAD per share)	$ 51.14
$45.01 to $53.96 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	45.01
$45.01 to $53.96 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 53.96